Investment Risks - Hartford Low Duration High Income Fund	Oct. 31, 2025
Preferred and Other Hybrid Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Preferred and Other Hybrid Securities Risk – Preferred and other hybrid securities may be subject to greater credit risk and other risks than more senior debt instruments. Preferred and other hybrid securities are also subject to risks related to limited or no voting rights, deferred and omitted distributions, interest rate risk, liquidity risk, regulatory or tax changes, volatility risk, and optional or mandatory redemption provisions. When debt obligations are prepaid or when securities are redeemed, the Fund may have to reinvest in securities with a lower yield. The Fund also may fail to recover additional amounts (i.e., premiums) paid for securities with higher coupons, resulting in an unexpected capital loss. Investments in preferred and other hybrid securities may also be subject to extension risk (the risk that a rise in interest rates or credit spreads will extend the life of a security to a date later than the anticipated repayment date, causing the value of the investment to decrease). Trust preferred securities are issued by a special purpose trust that holds the subordinated debt of a company and, as such, are subject to the risks associated with such debt obligation. The market for trust preferred securities may be more volatile than those of conventional debt securities and there can be no assurance as to the liquidity of trust preferred securities and the ability of holders, such as the Fund, to sell its holdings.
Convertible Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Convertible Securities Risk – Convertible securities are subject to certain risks of both equity and debt securities. The market values of convertible securities tend to fall as interest rates rise and rise as interest rates fall. As the market price of underlying common stock declines below the conversion price, the market value of the convertible security tends to be increasingly influenced by its yield.CoCos and additional tier 1 instruments are a form of hybrid debt security that are intended to either convert into equity or have their principal written down upon the occurrence of certain “triggers.” In certain circumstances, the principal of CoCos and additional tier 1 instruments may be written down to zero even when the underlying equity may retain value. The value of CoCos and additional tier 1 instruments is unpredictable and will be influenced by many factors including, without limitation: (i) the creditworthiness of the issuer and/or fluctuations in such issuer’s applicable capital ratios; (ii) supply and demand for the CoCos and additional tier 1 instruments; (iii) general market conditions and available liquidity; and (iv) economic, financial and political events that affect the issuer, its particular market or the financial markets in general. Investments in CoCos and additional tier 1 instruments may be considered speculative.
Distribution Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Distribution Risk – The Fund is not designed to provide a predictable level of dividend income. The income payable on the Fund’s investments in general and the availability of investment opportunities varies based on market conditions. In addition, the Fund may not be effective in identifying income producing securities and managing distributions; as a result, the level of dividend income will fluctuate. The Fund’s investments are subject to various risks including the risk that the counterparty will not pay income when due which may adversely impact the level and volatility of dividend income paid by the Fund. The Fund does not guarantee that distributions will always be paid or that such dividends will not fluctuate.
Forward Currency Contracts Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Forward Currency Contracts Risk – A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in foreign currency exchange rates. While forward foreign currency exchange contracts do not eliminate fluctuations in the value of foreign securities, they do allow the Fund to establish a fixed rate of exchange for a future point in time. Use of such contracts, therefore, can have the effect of reducing returns and minimizing opportunities for gain. The Fund could also lose money when the contract is settled. The Fund’s gains from its positions in forward foreign currency contracts may accelerate and/or recharacterize the Fund’s income or gains and its distributions to shareholders as ordinary income. The Fund’s losses from such positions may also recharacterize the Fund’s income and its distributions to shareholders and may cause a return of capital to Fund shareholders. Such acceleration or recharacterization could affect an investor’s tax liability.